Debt Instruments at Fair Value Through Other Comprehensive Income (Details 2) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Instruments At Fair Value Through Other Comprehensive Income
Sale of available for sale investments generating realized profits	$ 5,781,636	$ 3,505,266	$ 6,469,344
Realized profits	63,828	8,802	4,867
Sale of available for sale investments generating realized losses	607,349	709,371	466,732
Realized losses	$ 156	$ 6,004	$ 3